Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	137,419.5284	181,345.3268
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	11,797.5645	20,671.4907
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	4,460.4110	36,885.1442
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 52,439,595	$ 57,790,260
Cash denominated in foreign currencies, cost	7,036,099	4,037,140
Investments in U.S Treasury notes, amortized cost	165,525,889	252,630,704
Cash denominated in foreign currencies, cost	$ 0	$ (527,192)